Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Debt discount on convertible note payable	$ 24,228	$ 69,541	$ 152,617
Discount on derivatives liability		213,453	0
Debt discount on note payable		$ 0	$ 15,714
Series A, Convertible Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Series A, Convertible Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Series A, Convertible Preferred Stock, shares issued	750,000	750,000	250,000
Series A, Convertible Preferred Stock, shares outstanding	750,000	750,000	250,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	23,688,240	25,503,678	15,213,512
Common stock, shares outstanding	23,688,240	25,503,678	15,213,512